Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable [Abstract]
Schedule of Composition of Accounts Payable	Composition:
	December 31,
	2023	2022
	U.S. dollars in thousands

Trade payables	1	2
Accrued expenses	205	185

	206	187

Schedule of Carrying Amount of Accounts Payable	The carrying amount of accounts payable is denominated in the following currencies:
	December 31,
	2023	2022
	U.S. dollars in thousands

U.S. dollars	157	137
NIS (not linked to the Israeli CPI)	49	50

	206	187